IFRS 7 - Disclosure - Credit Risk - Summary of Loans Past Due But Not Impaired (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Credit Risk [line items]
Past due loans	$ 2,095	$ 1,844
Residential mortgages [member]
Credit Risk [line items]
Past due loans	1,216	1,019
Personal [member]
Credit Risk [line items]
Past due loans	261	280
Credit card [member]
Credit Risk [line items]
Past due loans	392	361
Business and government [member]
Credit Risk [line items]
Past due loans	226	$ 184
Later than one months and not later than three months [member]
Credit Risk [line items]
Past due loans	1,934
Later than one months and not later than three months [member] | Residential mortgages [member]
Credit Risk [line items]
Past due loans	1,216
Later than one months and not later than three months [member] | Personal [member]
Credit Risk [line items]
Past due loans	261
Later than one months and not later than three months [member] | Credit card [member]
Credit Risk [line items]
Past due loans	231
Later than one months and not later than three months [member] | Business and government [member]
Credit Risk [line items]
Past due loans	226
Later than three months [member]
Credit Risk [line items]
Past due loans	161
Later than three months [member] | Credit card [member]
Credit Risk [line items]
Past due loans	$ 161